UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


          Report for the Calendar Year or Quarter Ended: March 31, 2002

                          Bedford Falls Investors, L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

              660 Madison Avenue          New York        New York       10021
--------------------------------------------------------------------------------
Business Address         (Street)          (City)          (State)       (Zip)


13F File Number:  028-07030
                ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Name, Title and Telephone Number of Person Submitting Report:

Karen Finerman                        President of the            (212) 486-8100
                                      General Partner
--------------------------------------------------------------------------------
(Name)                                  (Title)                       (Phone)


Signature, Place and Date of Signing:


/s/ Karen Finerman
---------------------------
660 Madison Avenue
New York, New York  10021
5/15/02

Report Type:

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE



Number of Other Included Managers:  None
                                  --------

List of Other Included Managers:  None
                                --------

Form 13F Information Table Entry Total:  62
                                       -------

Form 13F Information Table Value Total: $87,848,000
                                       --------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                          BEDFORD FALLS INVESTORS, L.P.

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 3/31/02


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
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ITEM 1                              ITEM 2       ITEM 3     ITEM 4       ITEM 5      ITEM 6    ITEM 7              ITEM 8
                                                            VALUE   SHARES/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------   ----   ------- ------------ -------- -------- --------
Aetna Inc                             Com       00817Y908     6502   167500    Call    167500             167500
AK Steel Holding Corp                 Com       001547108     1140    79700             79700              79700
Alcan Inc                             Com       013716105      396    10000             10000              10000
Allstate                              Com       020002101     1510    40000             40000              40000
Astoria Financial Corp                Com       046265104     1307    45000             45000              45000
Astrazeneca PLC                       ADR       046353958      451     9100     Put      9100               9100
AT&T Corp                             Com       001957109      382    24300             24300              24300
AT&T Wireless Services Inc.           Com       00209A106       70     7819              7819               7819
B.F. Goodrich & Co.                   Com       382388106      983    31080             31080              31080
Barrick Gold Corp.                    Com       067901108     1721    92750             92750              92750
Boca Resorts                         Cl A       09688T106      482    37500             37500              37500
Bogen Communications Int'l            Com       097189104     2483   825043            825043             825043
Cablevision Systems Corp             Cl A       12686C109      680    20000             20000              20000
Calpine Corporation                   Com       131347906     1461   115000            115000             115000
Charter Communications               Cl A       16117M907      565    50000    Call     50000              50000
ChevronTexaco Corp.                   Com       166764100     1390    15400             15400              15400
Chiles Offshore Inc.                  Com       16888M104     1035    45000             45000              45000
Comcast Corp                     Cl A SPL       200300200      318    10000             10000              10000
Compaq Computer                       Com       204493100      567    54300             54300              54300
Compaq Computer                       Com       204493900      834    79800    Call     79800              79800
Conseco Inc.                          Com       208464107      181    50000    Call     50000              50000
Davita Inc.                           Com       23918K108      569    22500             22500              22500
Devon Energy                          Com       25179M103      241     5000              5000               5000
Dow Chemical                          Com       260543903     2209    67500    Call     67500              67500
Echostar Comm Corp                   Cl A       278762109     1034    36500             36500              36500
FMC Corp                              Com       302491303     2096    50000             50000              50000
FMC Technologies Inc                  Com       30249U101      423    21200             21200              21200
Forest Oil Corporation                Com       346091705     1481    50000             50000              50000
Gentiva Health Svcs Inc.              Com       37247A102     1231    49700             49700              49700
Gillette Co                           Com       375766902      425    12500             12500              12500
Gillette Co                           Com       375766902     5952   175000    Call    175000             175000
Global Santa Fe                       SHS       G3930E101      491    15000             15000              15000
Halliburton Co                        Com       406216901     4609   270000    Call    270000             270000
Imperial Parking                      Com       453077109      815    31300             31300              31300
JP Morgan Chase                       Com       46625H900     2674    75000    Call     75000              75000
Millennium Pharmaceutical             Com       599902103     2698   120944            120944             120944
Mykrolis Corp                         Com       62852P103     1911   125000            125000             125000
Nisource Inc                          Com       65473P105      863    37600             37600              37600
Northrop Grumman Corp                 Com       666807102     5460    48300             48300              48300
Northrop Grumman Corp                 Com       666807952       14   126096     Put    126096             126096
NRG Energy Inc.                       Com       629377102     2714   225000            225000             225000
Payless Shoesource Inc.               Com       704379106     1679    27500             27500              27500
Pepsico Inc.                          Com       713448908     3708    72000    Call     72000              72000
Peregrine Systems Inc                 Com       71366Q101      302    31727             31727              31727
Pride International Inc.              Com       74153Q102      318    20000             20000              20000
SBC Communications                    Com       78387G903     3276    87500    Call     87500              87500
Stone Energy Corp                     Com       861642106      822    21200             21200              21200
TRW Inc                               Com       872649958      489     9500     Put      9500               9500
TRW Inc.                              Com       872649108      489     9500              9500               9500
TRW Inc.                              Com       872649908     4529    88000    Call     88000              88000
Vivendi Universal                     ADR       92851S204      321     8340              8340               8340
Vodafone Airtouch PLC                 ADR       92857W100      429    23300             23300              23300
Walt Disney                           Com       254687106     2423   105000    Call    105000             105000
Washington Mutual                     Com       939322103     2319    70000             70000              70000
Waypoint Financial Corp               Com       946756103      662    40000             40000              40000
Wellman Inc.                          Com       949702104      740    45000             45000              45000
Westell Technologies Inc             Cl A       957541105      109    70290             70290              70290
Williams Comm Group                  Cl A       969455104        0   125000            125000             125000
Williams Companies Inc.               Com       969457100     1665    70680             70680              70680
Worldcom Group                        Com       98157D106      877   130081            130081             130081
Worldcom MCI Group                    Com       98157D304       31     5203              5203               5203
Wyndham International Inc.           Cl A       983101106      292   324100            324100             324100



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